Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Of Cash Flows
Net cash used in operating activities	$ (8,943)	$ (9,569)	$ (9,385)
Investing activities
Purchases of property, plant and equipment	(5,019)	(4,327)	(3,324)
Deposit in short-term investments	(325,032)	(80,857)
Proceeds from short-term investments	76,271	56,587	12,179
Investment in an equity investee	(7,000)	(5,000)
Net cash (used in)/generated from investing activities	(260,780)	(33,597)	8,855
Financing activities
Proceeds from issuance of ordinary shares	301,680	110,586	1,374
Proceeds from exercise of share options of a subsidiary			57
Purchases of treasury shares	(1,367)	(604)	(1,786)
Dividends paid to non-controlling shareholders of subsidiaries	(1,594)	(564)	(590)
Repayment of loan to a non-controlling shareholder of a subsidiary		(1,000)
Proceeds from bank borrowings	32,540	25,128	3,205
Repayment of bank borrowings	(49,487)	(28,205)	(6,410)
Payment of issuance costs	(8,576)	(12,906)	(1,321)
Net cash generated from /(used in) financing activities	273,196	92,435	(5,471)
Net increase/(decrease) in cash and cash equivalents	3,473	49,269	(6,001)
Effect of exchange rate changes on cash and cash equivalents	2,361	(1,779)	(1,004)
Net increase/(decrease) in cash and cash equivalents, including effect of exchange rate changes	5,834	47,490	(7,005)
Cash and cash equivalents at beginning of year	79,431	31,941	38,946
Cash and cash equivalents at end of year	85,265	79,431	31,941
Supplemental disclosure for cash flow information
Cash paid for interest	763	1,570	1,220
Cash paid for tax, net of refunds	3,836	2,664	510
Supplemental disclosure for non-cash activities
Accruals made for purchases of property, plant and equipment	1,054
Accrued issuance costs for public offering	34		3,125
Vesting of treasury shares for LTIP	$ 1,800
Capitalization of amounts due from related parties to investments in equity investees		$ 7,000
Issuance of ordinary shares in exchange of redeemable non-controlling interests			$ 84,037